Notes Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 596,577	$ 69,939
Note 1
Notes payable	24,012	21,439
Note 2
Notes payable	0	48,500
Note 3
Notes payable	0	0
Note 4
Notes payable	79,710	0
Note 5
Notes payable	0	0
Note 6
Notes payable	80,000	0
Note 7
Notes payable	83,000	0
Note 8
Notes payable	62,000	0
Note 9
Notes payable	115,000	0
Note 10
Notes payable	113,000	0
Note 11
Notes payable	$ 39,855	$ 0